RECEIVABLES (Details 2) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended						12 Months Ended		0 Months Ended
	Sep. 30, 2013 USD ($) item	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Dec. 31, 2011 U.S. USD ($)	Sep. 30, 2013 Retail receivables USD ($)	Dec. 31, 2012 Retail receivables USD ($)	Dec. 31, 2011 Retail receivables USD ($)	Dec. 31, 2012 Retail committed asset-backed facilities USD ($)	Dec. 31, 2011 Retail committed asset-backed facilities USD ($)	Oct. 15, 2012 Commercial revolving account receivables	Dec. 31, 2012 Conduit facilities renewed in March 2013 U.S. USD ($)	Dec. 31, 2012 Conduit facilities renewed in April 2013 U.S. USD ($)	Dec. 31, 2012 Conduit facilities renewed in July 2013 U.S. USD ($)	Dec. 31, 2012 Conduit facilities, senior and related subordinate interests renewable in November 2013 U.S. USD ($)	Dec. 31, 2012 Conduit facilities renewable in December 2014 Canada USD ($)	Dec. 31, 2012 Conduit facilities renewable in December 2014 Canada CAD
Receivables
Asset-backed transactions securitized								$ 3,848,008	$ 3,193,597
Outstanding amount of transactions securitized								5,994,757	5,116,695
Remaining period of transactions securitized								39 months	37 months
Maximum borrowing capacity		11,956,286	10,573,586	803,250				1,702,169			200,000	900,000	250,000	200,000	588,000	586,000
Term of notes								2 years
Off-Book Receivables	$ 18,474	$ 47,367	$ 108,476		$ 18,474	$ 47,367	$ 108,476
Period of original term of asset-backed facility										2 years
Number of conduit facilities		4
Number of private retail transactions not included in the consolidated balance sheets	3	3
Number of components of allowance for credit losses	2	2
Number of portfolio segments in which allowance for credit losses is segregated	3	3